Share Capital	12 Months Ended
Mar. 31, 2023
Share Capital [Abstarct]
Share Capital
9.	Share Capital

(a)	Authorized – Unlimited number of common shares without par value.

(b)	Issued share capital

The Company had 41,920,038 common shares issued and outstanding as at March 31, 2023 and 20,589,209 common shares issued and outstanding as at March 31, 2022.

On November 1, 2022, the Company completed a share consolidation of its capital on the basis of 3.8 existing common shares for 1 new post consolidated common share. All common shares, per common share amounts, warrants and stock options in these financial statements have been retroactively restated to reflect the share consolidation.

Fiscal 2023

i)	On May 2, 2022, the Company closed a non-brokered private placement, consisting of 907,519 flow-through units (“FT Units”) priced at $0.931 per FT Unit and 723,684 non-flow through units (“NFT Units”) priced at $0.76 per NFT Unit for aggregate gross proceeds of $1,394,900. Each FT Unit consists of one flow-through common share and one-half of one common share purchase warrant (each a “Flow Through Warrant”). Each whole Flow Through Warrant entitles the holder to purchase one common share at a price of $1.71 for a period of two years from the issue date. Each NFT Unit consists of one non-flow through common share and one non-flow through common share purchase warrant. Each NFT warrant entitles the holder to purchase one common share at a price of $1.90 for a period of one year from the issue date. The Company recognized a liability for flow-through shares of $155,186 (see Note 13). The Flow-through share purchase warrants were valued using the Black-Scholes pricing model with the following assumptions: weighted average risk-free interest rate of 2.55%, volatility factor of 125.38% and an expected life of two years. The NFT share purchase warrants were valued using the Black-Scholes pricing model with the following assumptions: weighted average risk-free interest rate of 2.64%, volatility factor of 105.37% and an expected life of one year. The Company also paid finder’s fees of $25,350 and issued 33,355 common shares valued at $24,083;

ii)	On October 21, 2022, the Company issued 131,579 common shares valued at $37,500, pursuant to the Falcon Lake Property option agreement (see Note 6);

i)	On November 7, 2022, the Company issued 613,158 common shares valued at $153,290, pursuant to the Augustus Lithium Property option agreement (see Note 6);

ii)	On November 15, 2022, the Company closed a non-brokered private placement for aggregate gross proceeds of $1,500,000 (the “Private Placement”). The Private Placement consisted of issuing 6,666,667 common shares at a price of $0.225 per share. The Company also paid finder’s fees of $58,500;

iii)	On December 14, 2022, the Company closed a non-brokered private placement of 3,707,500 flow-through (“FT”) shares for gross proceeds of $2,225,475 by issuing 2,040,000 Quebec FT shares at price of $0.625 per share; and 1,667,500 national FT shares at a price of $0.57 per share. The Company recognized a liability for flow-through shares of $594,175 (see Note 13). The Company also paid finder’s fees of $133,520;

iv)	On December 20, 2022, the Company issued 713,158 common shares valued at $271,000, pursuant to the Gaspesie Peninsula Property option agreement (see Note 6).

v)	On February 3, 2023, the Company issued 78,947 common shares valued at $27,631, pursuant to the Canadian Lithium Property option agreement (see Note 6);

vi)	On February 24, 2023, the Company issued 1,105,262 common shares valued at $442,105, pursuant to the North Spirit Property option agreement (see Note 6);

iii)	On March 27, 2023, the Company has closed a non-brokered private placement for aggregate gross proceeds of $1,500,000 (the “Private Placement”). The Private Placement consisted of issuing 3,000,000 common shares at a price of $0.50 per share;

iv)	On March 31, 2023, the Company granted 3,650,000 restricted share units valued at $2,190,000 under the Company’s shareholder approved restricted share unit plan.

Fiscal 2022

i)	During fiscal year 2022, the Company issued 232,000 common shares pursuant to the exercise of share purchase warrants for total proceeds of $49,200 ($35,200 received during fiscal year 2021). Fair value of the warrants exercised was $11,150.

ii)	On April 20, 2021, in connection with the private placement closed on March 4, 2021, the Company issued 198,161 common shares valued at $41,534 pursuant to a finder’s agreement;

iii)	On April 20, 2021, the Company issued 4,100,000 common shares valued at $1,517,000, pursuant to the purchase agreement, to acquire a 100% interest in the Abitibi Lithium Property (see Note 6);

iv)	On April 20, 2021, the Company issued 550,000 common shares valued at $203,500, pursuant to the Bald Eagle Silver Property purchase agreement (see Note 6);

v)	On June 3, 2021, the Company closed a non-brokered private placement for aggregate gross proceeds of $1,000,000 through the issuance of 2,003,376 flow-through units (“FT Units”) at $0.385 per FT Unit for proceeds of $771,300 and through the issuance of 682,687 non-flow through units (“NFT Units”) at $0.335 per NFT Unit for gross proceeds of $228,700. Each FT Unit consists of one common share and one-half common share purchase warrant. Each whole warrant entitles the holder to purchase one common share at a price of $0.45 for a period of two years from the issue date. Each NFT Unit consists of one common share and one common share purchase warrant. Each warrant entitles the holder to purchase one common share at a price of $0.40 for a period of two years from the issue date. The Company recognized a liability for flow-through shares of $100,169 (see Note 13). The share purchase warrants were valued using the Black-Scholes pricing model with the following assumptions: weighted average risk-

free interest rate of 0.32%, volatility factor of 231.77% and an expected life of two years. Share issue costs were $67,727, which include a finder’s fee of $64,384 in cash and the issuance of 105,169 finder’s units fair valued at $35,232 using the Black-Scholes pricing model as above and $3,343 in other share issue costs. As at March 31, 2022 the shares issuable under the finder’s units had not been issued and are included in share subscriptions;

vi)	On June 9, 2021, the Company acquired a 100% interest in the McNeely Lithium Property, by issuing 2,000,000 common shares valued at $570,000, pursuant to the McNeely Lithium Property purchase agreement (see Note 6);

vii)	On November 26, 2021, the Company closed a non-brokered private placement for aggregate proceeds of $2,200,000 from the sale 8,800,000 units at a price of $0.25 per unit (the “Unit”). Each Unit consists of one common share and one fully transferable common share purchase warrant (a “Warrant”). Each Warrant will entitle the holder to purchase an additional common share for a price of $0.50 per share for a period of one year from the closing date of the private placement. The share purchase warrants were valued using the Black-Scholes pricing model with the following assumptions: weighted average risk-free interest rate of 0.90%, volatility factor of 132.01% and an expected life of one year. Share issue costs were $14,715, which include a finder’s fee of $13,750 in cash and $965 in other share issue costs;

viii)	During the period from December 2021 to January 2022, the Company issued 2,775,000 common shares valued at $768,750, pursuant to the purchase agreement, to acquire a 100% interest in the Kokanee Creek Property (see Note 6);

ix)	During the period from December 2021 to January 2022, the Company issued 2,775,000 common shares valued at $792,750, pursuant to the purchase agreement, to acquire a 100% interest in the Red Lake Property (see Note 6);

x)	On January 7, 2022, the Company issued 100,000 common shares valued at $35,000, pursuant to the option agreement, towards acquiring a 100% interest in the Falcon Property (see Note 6);

xi)	On January 18, 2022, the Company issued 500,000 common shares valued at $182,500, pursuant to the option agreement, towards acquiring a 100% interest in the Augustus Lithium Property (see Note 6);

xii)	On February 9, 2022, the Company issued 250,000 common shares valued at $76,250, pursuant to the option agreement, towards acquiring a 100% interest in the Canadian Lithium Property (see Note 6); and

xiii)	On March 2, 2022, the Company issued 3,750,000 common shares valued at $881,250, pursuant to the option agreement, towards acquiring a 100% interest in the Electron Lithium Property (see Note 6).

(c)	Stock Options

The Company has a shareholder approved “rolling” stock option plan (the “Plan”) in compliance with the TSX-V’s policies. Under the Plan, the maximum number of shares reserved for issuance may not exceed 10% of the total number of issued and outstanding common shares at the time of granting. The exercise price of each stock option shall not be less than the discounted market price of the Company’s stock at the date of grant. Such options will be exercisable for a period of up to 10 years from the date of grant. In connection with the foregoing, the number of common shares reserved for issuance to any one optionee will not, within a twelve-month period, exceed five percent (5%) of the issued and outstanding common shares and the number of common shares reserved for issuance to all technical consultants will not exceed, within a twelve- month period, two percent (2%) of the issued and outstanding common shares. Options may be exercised no later than 90 days following cessation of the optionee’s position with the Company or 30 days following cessation of an optionee conducting investor relations activities’ position.

The continuity for stock options for the years ended March 31, 2023, 2022 and 2021 is as follows:

		Weighted Average
	Number of Shares	Exercise Price
Balance, fully vested and exercisable at March 31, 2020	-	-
Granted	1,036,842	$0.99
Balance, fully vested and exercisable at March 31, 2021	1,036,842	$0.99
Granted	721,052	$1.25
Balance, fully vested and exercisable at March 31, 2022	1,757,894	$1.10
Expired	(197,368)	$1.52
Balance, fully vested and exercisable at March 31, 2023	1,560,526	$1.04

As at March 31, 2023, the following stock options were outstanding:

Expiry Date	Number Outstanding	Number Exercisable	Weighted average exercise price	Average Remaining Contractual Life
February 9, 2026	694,737	694,737	$0.798	2.87
February 11, 2026	342,105	342,105	$1.33	2.87
May 14, 2026	223,684	223,684	$1.33	3.12
July 13, 2026	236,842	236,842	$0.95	3.29
January 6, 2027	63,158	63,158	$1.33	3.77
	1,560,526	1,560,526	$1.04	3.01

(d)	Share Purchase Warrants

The continuity for share purchase warrants for the years ended March 31, 2023, 2022 and 2021 is as follows:

	Number of Warrants	Weighted Average Exercise Price
Balance, March 31, 2020	2,843,567	$0.68
Expired	(1,095,497)	$0.76
Issued	2,610,437	$1.52
Exercised	(1,701,754)	$0.65
Balance, March 31, 2021	2,656,753	$1.52
Issued	2,786,723	$1.86
Exercised	(61,053)	$0.80
Balance, March 31, 2022	5,382,423	$1.71
Issued	1,177,444	$1.83
Expired	(4,210,438)	$1.73
Balance, March 31, 2023	2,349,429	$1.69

As at March 31, 2023, the following share purchase warrants issued in connection with private placements were outstanding:

Expiry date	Exercise price	Number Outstanding and Exercisable	Average Remaining Contractual Life
May 2, 2023 *	$1.90	723,684	0.09
June 11, 2023 *	$1.52	207,331	0.18
June 11, 2023 *	$1.71	263,602	0.18
December 31, 2023	$1.52	263,158	0.75
December 31, 2023	$0.95	3,684	0.75
January 27, 2024	$1.52	434,211	0.83
May 2, 2024	$1.71	453,759	1.09
	$1.69	2,349,429	0.51

*	Subsequently expired unexercised.

(e)	Restricted share units

The Company has a shareholder approved “10% rolling” restricted share unit plan (the “RSU Plan”) in compliance with the TSX-V’s policies. Under the RSU Plan, the maximum number of RSU’s reserved for issuance may not exceed 10% of the total number of issued and outstanding common shares at the time of granting.

On March 31, 2023, the Company granted 3.65 million restricted share units to officers, directors and consultants of the Company. The restricted share units vest immediately and are subject to a four month hold period from the date of grant. The Company recorded $2,190,000 of share-based payments on the granted RSU’s during the year ended March 31, 2023.

The continuity for restricted share units for the years ended March 31, 2023, 2022 and 2021 is as follows:

RSU’s outstanding

Balance, March 31, 2022, 2021, and 2020	-
Granted	3,650,000
Vested and issued	(3,650,000)
Balance, March 31, 2023	-

(f)	Share-Based Payments Reserve

The share-based payment reserve records items recognized as stock-based compensation expense and other share-based payments. This reserve also includes the value attributed to warrants on unit private placements. At the time that the stock options or warrants are exercised, the corresponding amount will be transferred to share capital.

The fair value of each option granted to directors, officers and consultants was estimated on the date of grant using the Black-Scholes option-pricing model.

Fiscal 2023

On March 31, 2023, the Company granted 3,650,000 RSU’s to directors, officers and consultants and all vested and were issued on the grant date. The fair value of the RSU’s was $2,190,000 and calculated by multiplying the Company’s share price at grant date by the number of RSU’s granted.

Fiscal 2022

On May 14, 2021, the Company granted 223,864 incentive stock options to directors, officers and consultants and all of which vested at the date of grant. The options are exercisable at $1.33 per share, expiring on May 14, 2026. The fair value of these options was $276,997 and was calculated using the Black-Scholes pricing model, based on the following assumptions: weighted average risk-free interest rate of 0.94%, volatility factor of 224% and an expected life of five years.

On July 13, 2021, the Company granted 236,842 incentive stock options to consultants and all of which vested at the date of grant. The options are exercisable at $0.95 per share, expiring on July 13, 2026. The fair value of these options was $168,437 and was calculated using the Black-Scholes pricing model, based on the following assumptions: weighted average risk-free interest rate of 0.95%, volatility factor of 221% and an expected life of five years.

On January 5, 2022, the Company granted 197,368 incentive stock options to consultants and all of which vested at the date of grant. The options are exercisable at $1.52 per share, expiring on January 5, 2023. The fair value of these options was $107,899 and was calculated using the Black-Scholes pricing model, based on the following assumptions: weighted average risk-free interest rate of 1.01%, volatility factor of 142% and an expected life of one year.

On January 6, 2022, the Company granted 63,158 incentive stock options to consultants and all of which vested at the date of grant. The options are exercisable at $1.33 per share, expiring on January 6, 2027. The fair value of these options was $79,117 and was calculated using the Black-Scholes pricing model, based on the following assumptions: weighted average risk-free interest rate of 1.41%, volatility factor of 215% and an expected life of five years.